Note 1 - Basis of Presentation and General Information (Details Textual) $ / shares in Units, $ in Thousands					6 Months Ended
	Sep. 26, 2025	May 06, 2025 shares	Apr. 17, 2025 USD ($)	Jul. 11, 2024 $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Jul. 15, 2024 $ / shares shares
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Number of Controlled Companies			67
Number of Controlled Companies, Dry Bulk Vessels Owned			38
Number of Controlled Companies, Dry Bulk Vessels Previously Owned or To-be-sold			17
Number of Controlled Companies, Dry Bulk Vessels To-be-acquired			12
Proceeds from Contributions from Affiliates | $					$ 0	$ 230,565
Common Stock, Shares, Issued (in shares)					24,483,018		24,362,000
Common Stock, Shares, Outstanding (in shares)					24,301,490		24,180,472
Number of Dry Bulk Vessels					30
Number of Vessels Held-for-sale					1
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)					2,665,394
Number of Reportable Segments					1
LIBERIA
Number of Subsidiaries					67
MARSHALL ISLANDS
Number of Subsidiaries					2
Cargill International S.A. ("Cargill") [Member] | Strategic Cooperation Agreement [Member]
Number of Additional Supramax Vessels Chartered	4
Cargill International S.A. ("Cargill") [Member] | Strategic Cooperation Agreement [Member] | Minimum [Member]
Charter Period (Month)	4 months
Cargill International S.A. ("Cargill") [Member] | Strategic Cooperation Agreement [Member] | Maximum [Member]
Charter Period (Month)	6 months
Spinoff [Member]
Stock Issued During Period, Shares, New Issues (in shares)		24,022,218				24,012,218
Number of Parent Company Shares Per Subsidiary Share		5
Costamare Bulkers Ships Inc. (“CBSI”) [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares								$ 1
Investment Owned, Balance, Shares (in shares)								1
Costamare Inc. [Member]
Stock Issued During Period, Shares, New Issues (in shares)				10,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.0001
Proceeds from Contributions from Affiliates | $			$ 100,000
Payment for Debt Extinguishment or Debt Prepayment Cost | $			$ 150,225
Members of the Konstantakopoulos Family [Member]
Related Party, Percentage of Outstanding Shares					66.40%